UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SELECT FUND

FORM N-Q

JANUARY 31, 2019

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 79.7%
COMMUNICATION SERVICES - 3.8%
Entertainment - 1.0%
Lions Gate Entertainment Corp., Class B Shares	186,521	$3,269,713

Interactive Media & Services - 1.6%
Cargurus Inc.	38,285	1,637,449	*
Yelp Inc.	99,585	3,626,886	*

Total Interactive Media & Services		5,264,335

Media - 1.2%
comScore Inc.	193,711	3,814,170	*
Turn Inc. (Escrow)	12,626	4,388	*(a)(b)(c)

Total Media		3,818,558

TOTAL COMMUNICATION SERVICES		12,352,606

CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.1%
Fox Factory Holding Corp.	56,788	3,369,232	*

Internet & Direct Marketing Retail - 4.8%
Alibaba Group Holding Ltd., ADR	18,150	3,058,093	*
eBay Inc.	46,810	1,575,157	*
Expedia Group Inc.	40,490	4,828,432
MercadoLibre Inc.	17,422	6,341,608	*

Total Internet & Direct Marketing Retail		15,803,290

Specialty Retail - 7.0%
Advance Auto Parts Inc.	40,777	6,491,699
Carvana Co.	111,474	4,141,259	*
Lowe’s Cos. Inc.	44,850	4,312,776
Ross Stores Inc.	86,411	7,960,181

Total Specialty Retail		22,905,915

TOTAL CONSUMER DISCRETIONARY		42,078,437

CONSUMER STAPLES - 2.1%
Beverages - 1.2%
Constellation Brands Inc., Class A Shares	22,921	3,980,461

Food & Staples Retailing - 0.9%
Casey’s General Stores Inc.	21,475	2,763,403

TOTAL CONSUMER STAPLES		6,743,864

FINANCIALS - 1.3%
Capital Markets - 1.3%
KKR & Co. Inc., Class A Shares	193,431	4,342,526

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
HEALTH CARE - 11.4%
Biotechnology - 2.2%
Alexion Pharmaceuticals Inc.	22,949	$2,821,809	*
BioMarin Pharmaceutical Inc.	43,630	4,283,157	*

Total Biotechnology		7,104,966

Health Care Equipment & Supplies - 1.3%
Insulet Corp.	52,960	4,299,822	*

Health Care Providers & Services - 1.5%
Surgery Partners Inc.	389,242	5,091,285	*

Health Care Technology - 1.3%
Medidata Solutions Inc.	61,289	4,349,068	*

Life Sciences Tools & Services - 5.1%
Bio-Rad Laboratories Inc., Class A Shares	15,369	3,840,252	*
PerkinElmer Inc.	52,045	4,710,073
Syneos Health Inc.	158,106	8,069,730	*

Total Life Sciences Tools & Services		16,620,055

TOTAL HEALTH CARE		37,465,196

INDUSTRIALS - 7.0%
Building Products - 2.9%
Masonite International Corp.	63,368	3,624,650	*
Trex Co. Inc.	82,244	5,737,341	*

Total Building Products		9,361,991

Commercial Services & Supplies - 1.9%
Copart Inc.	120,717	6,111,902	*

Machinery - 0.8%
Tennant Co.	47,899	2,813,108

Trading Companies & Distributors - 1.4%
H&E Equipment Services Inc.	176,737	4,731,249

TOTAL INDUSTRIALS		23,018,250

INFORMATION TECHNOLOGY - 35.7%
Communications Equipment - 1.1%
Casa Systems Inc.	294,509	3,428,085	*

Electronic Equipment, Instruments & Components - 0.9%
nLight Inc.	158,120	3,091,246	*

IT Services - 11.4%
Cardtronics PLC, Class A Shares	199,201	5,392,371	*
InterXion Holding NV	50,040	3,004,402	*
Pandora Media Inc.	465,948	3,904,644	*
Shopify Inc., Class A Shares	53,529	9,018,031	*
Spotify Technology SA	38,688	5,240,290	*

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
IT Services - (continued)
Visa Inc., Class A Shares	32,183	$4,345,027
Wix.com Ltd.	57,273	6,262,802	*

Total IT Services		37,167,567

Software - 21.4%
Adobe Inc.	24,056	5,961,558	*
Citrix Systems Inc.	28,942	2,967,713
Cornerstone OnDemand Inc.	125,580	7,200,757	*
DocuSign Inc.	110,679	5,473,076	*
FireEye Inc.	247,693	4,379,212	*
ForeScout Technologies Inc.	143,258	4,369,369	*
Fortinet Inc.	83,264	6,375,524	*
MINDBODY Inc., Class A Shares	74,310	2,709,343	*
New Relic Inc.	55,454	5,636,899	*
Qualys Inc.	60,880	5,267,946	*
ServiceNow Inc.	45,039	9,909,481	*
Tableau Software Inc., Class A Shares	25,695	3,284,849	*
Varonis Systems Inc.	37,870	2,237,360	*
Yext Inc.	277,366	4,324,136	*

Total Software		70,097,223

Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc.	17,991	2,994,422

TOTAL INFORMATION TECHNOLOGY		116,778,543

MATERIALS - 1.0%
Construction Materials - 1.0%
Summit Materials Inc., Class A Shares	223,530	3,411,068	*

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 3.5%
CoreSite Realty Corp.	20,928	2,067,477
SBA Communications Corp.	50,931	9,296,436	*

Total Equity Real Estate Investment Trusts (REITs)		11,363,913

Real Estate Management & Development - 1.0%
CBRE Group Inc., Class A Shares	75,331	3,446,393	*

TOTAL REAL ESTATE		14,810,306

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $240,612,559)		261,000,796

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 18.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $59,544,877)	2.234%	59,544,877	$59,544,877

TOTAL INVESTMENTS - 97.9% (Cost - $300,157,436)			320,545,673
Other Assets in Excess of Liabilities - 2.1%			6,871,077

TOTAL NET ASSETS - 100.0%			$327,416,750

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 2).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (0.4)%
COMMON STOCKS - (0.4)%
COMMUNICATION SERVICES - (0.4)%
Media - (0.4)%
Omnicom Group Inc. (Proceeds - $(1,292,234))	(17,290)	$(1,346,545)

‡	Percentages indicated are based on net assets.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$12,348,218	—	$4,388	$12,352,606
Other Common Stocks	248,648,190	—	—	248,648,190

Total Long-Term Investments	260,996,408	—	4,388	261,000,796

Short-Term Investments	59,544,877	—	—	59,544,877

Total Investments	$320,541,285	—	$4,388	$320,545,673

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short†	$1,346,545	—	—	$1,346,545

†	See Schedule of Investments for additional detailed categorizations.

2. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2019	Value Per Share	Percent of Net Assets
Turn Inc. (Escrow), Common Stock	12,626	12/13	$18,564	$4,388	$0.35	0.00%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2019